Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Inventories	$ 34,918,550	$ 41,939,128
Prime Coil Inventory [Member]
Raw materials	8,481,605	14,168,626
Non-standard Coil Inventory [Member]
Raw materials	1,119,170	992,163
Tubular Inventory [Member]
Raw materials	1,480,730	1,566,048
Finished goods	$ 23,837,045	$ 25,212,291